Supplement dated January 17, 2006

to the Prospectus of Pearl Mutual Funds

dated May 1, 2005

Effective January 13, 2006, Christopher Hoffman no longer serves in the positions of Vice President, Chief Marketing Officer, Senior Portfolio Manager, and Investment Committee member of Pearl Mutual Funds. Also effective January 13, 2006, Christopher Hoffman no longer serves in the positions of Director, Vice President, Chief Marketing Officer, Senior Portfolio Manager, and Investment Committee member of Pearl Management Company.

Supplement dated January 17, 2006

to the Statement of Additional Information

of Pearl Mutual Funds dated May 1, 2005

Effective January 13, 2006, Christopher Hoffman no longer serves in the positions of Vice President, Chief Marketing Officer, Senior Portfolio Manager, and Investment Committee member of Pearl Mutual Funds. Also effective January 13, 2006, Christopher Hoffman no longer serves in the positions of Director, Vice President, Chief Marketing Officer, Senior Portfolio Manager, and Investment Committee member of Pearl Management Company.